SHAREHOLDERS' EQUITY (Schedule of Changes in Share Capital) (Details)		12 Months Ended
		Dec. 31, 2025 Shares ₪ / shares shares	Dec. 31, 2024 Shares ₪ / shares shares
Number of shares
Outstanding at beginning of year | shares		6,514,589
Outstanding at end of year | shares		8,718,193	6,514,589
Stock option [Member]
Number of shares
Outstanding at beginning of year | shares	[1]	6,514,589	5,079,313
Issuance of ordinary shares | shares		1,913,650	275,320	[1]
Exercise of options and vesting of restricted share units (“RSUs”) | Shares		8,954	13,648	[1]
Exercise of pre-funded warrants | Shares		281,000	1,146,308
Outstanding at end of year | shares		8,718,193	6,514,589	[1]
NIS par value
Outstanding at beginning of year | ₪ / shares	[1]	₪ 1,302,918	₪ 1,015,863
Issuance of ordinary shares, par value | ₪ / shares		382,730	55,064	[1]
Exercise of options and vesting of restricted share units (“RSUs”) | ₪ / shares		1,791	2,730	[1]
Exercise of pre-funded warrants | ₪ / shares		56,200	229,262
Outstanding at end of year | ₪ / shares		₪ 1,743,639	₪ 1,302,918	[1]

[1]	Number of shares and NIS par value amounts have been retroactively adjusted to reflect the reverse share split at a ratio of 1-for-10, as mentioned below.